Schedule of Restricted-share-unit (Details) - Restricted share units [member]	3 Months Ended	9 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Outstanding at beginning of period (in shares)	200,000	4,847,610
Granted (in shares)	1,673,280	2,968,280
Settled in common shares (in shares)	(898,280)	(6,840,890)
Outstanding at end of period (in shares)	975,000	975,000
Vested at end of period (in shares)	775,000	775,000
Unvested at end of period (in shares)	200,000	200,000